Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

We recognize the need to manage cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. We are in the process of establishing processes for assessing, identifying, and managing material risks from potential unauthorized occurrences on or through our electronic information systems that could adversely affect the confidentiality, integrity, or availability of our information systems or the information residing on those systems. We are also in the process of establishing processes to oversee and identify risks from cybersecurity threats associated with our use of third-party service providers. These processes for assessing, identifying, and managing material risks from cybersecurity threats are expected to be integrated into our overall risk management system and processes.

As a foundation of this approach, we are in the process of implementing a layered governance structure to help assess, identify and manage cybersecurity risks. We expect to adopt privacy and cybersecurity policies which will encompass incident response procedures, information security and threat detection procedures. In order to help develop these policies and procedures, we monitor the privacy and cybersecurity laws, regulations and guidance applicable to us in the regions where we do business, as well as proposed privacy and cybersecurity laws, regulations, guidance and emerging risks.

In December 2023, we engaged Moss Adams LLP to assist with a cybersecurity assessment, which included conducting a review of our cybersecurity risk governance practices, the board’s oversight of cybersecurity risk management, and risks in our IT environment, taking into account our current security controls, assigning risk ratings to any identified risks, and providing us with recommendations to address any residual risks and how to govern and oversee cybersecurity risk management.

Our cybersecurity risks and associated mitigations are evaluated by senior leadership, including as part of our enterprise risk assessments that are reviewed by our Board of Directors. As described in Item 3.D “Risk Factors—Risks Related to Our Business—Security breaches, loss of data and other disruptions could compromise sensitive information related to our business or prevent us from accessing critical information and expose us to liability, which could adversely affect our business and our reputation” our operations rely on the secure processing, storage and transmission of confidential and other information. We rely on third party security and vendors to manage parts of our data centers. Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business. If any such programs or systems were to fail as a result of a cyber-attack or create erroneous information in our hardware or software network infrastructure, possible consequences include loss of access, inappropriate use or disclosure, accidental exposure, unauthorized access, inappropriate modification, and risk of our being unable to adequately monitor and audit and modify our controls over our critical information. We are not aware that we have experienced a material cybersecurity incident during the 2024 fiscal year.

The sophistication of cybersecurity threats continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems, including the regular testing of our cybersecurity incident response plan, may be insufficient. In addition, new technology that could result in greater operational efficiency may further expose our computer systems to the risk of cybersecurity incidents.

Governance

As part of our overall risk management approach, we recognize the need to manage cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our Audit Committee, comprised of independent directors from our Board, oversees our policies and procedures for protecting our cybersecurity infrastructure and for compliance with applicable data protection and security regulations, and related risks.

Our CFO is primarily responsible to assess and manage our material risks from cybersecurity threats with the assistance from third-party service providers. We believe that our CFO is appropriately qualified to assess and manage cybersecurity risks.

Our CFO oversees our cybersecurity policies and processes. The cybersecurity risk management program, when completed, will include tools and activities to prevent, detect, and analyze current and emerging cybersecurity threats, and plans and strategies to address threats and incidents.

Our CFO provides periodic reports to the Audit Committee regarding our company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like.

At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the CFO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through communication and education of our employee population.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These processes for assessing, identifying, and managing material risks from cybersecurity threats are expected to be integrated into our overall risk management system and processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

As part of our overall risk management approach, we recognize the need to manage cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our Audit Committee, comprised of independent directors from our Board, oversees our policies and procedures for protecting our cybersecurity infrastructure and for compliance with applicable data protection and security regulations, and related risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee, comprised of independent directors from our Board,

oversees our policies and procedures for protecting our cybersecurity infrastructure and for compliance with applicable data protection and security regulations, and related risks.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our CFO provides periodic reports to the Audit Committee regarding our company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like.

Cybersecurity Risk Role of Management [Text Block]

Our CFO is primarily responsible to assess and manage our material risks from cybersecurity threats with the assistance from third-party service providers. We believe that our CFO is appropriately qualified to assess and manage cybersecurity risks.

Our CFO oversees our cybersecurity policies and processes. The cybersecurity risk management program, when completed, will include tools and activities to prevent, detect, and analyze current and emerging cybersecurity threats, and plans and strategies to address threats and incidents.

At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the CFO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through communication and education of our employee population.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our CFO is primarily responsible to assess and manage our material risks from cybersecurity threats with the assistance from third-party service providers.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	We believe that our CFO is appropriately qualified to assess and manage cybersecurity risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CFO provides periodic reports to the Audit Committee regarding our company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true